RELATED PARTY TRANSACTIONS Related Party Transactions Other Than Share-Based Compensation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction, Due from (to) Related Parties [Abstract]
Receivable from Related Parties	$ 5		$ 5	$ 6
Payable to Related Parties	4		3	9
Intercompany Allocation Parent to Subsidiary	81.00%		81.00%
Management fee	1
Merger Related Costs		1
Tucson Electric Power Company To Uns Electric [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Wholesale Sales	2	0	4	1	2
Control Area Services	0	1	3	4	3
TEP to UNS Energy Affiliates [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Common Costs	3	3	13	12	12
Southwest Energy Solutions, Inc. to TEP [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Supplemental Workforce	4	4	16	16	17
UNS Energy to TEP [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Corporate Services	1	1	14	5	2
Uns Electric To Tucson Electric Power Company [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Wholesale Purchases from Related Parties			4	2	1
UNS Energy Affiliates to TEP [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Corporate Services			1	1	1
UNS Electric [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Receivable from Related Parties	4		4	3
Payable to Related Parties	0		1	0
Uns Gas [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Receivable from Related Parties	1		1	2
Uns Energy Corporation [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Receivable from Related Parties			0	1
Payable to Related Parties	1		0	7
Southwest Energy Solutions, Inc. [Member]
Related Party Transaction, Due from (to) Related Parties [Abstract]
Payable to Related Parties	$ 3		$ 2	$ 2